Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$97,526,292.01	0.4622099	$69,746,526.80	0.3305523	$27,779,765.21
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$899,536,292.01	0.8879836	$871,756,526.80	0.8605606	$27,779,765.21

Weighted Avg. Coupon (WAC)	3.29%		3.29%
Weighted Avg. Remaining Maturity (WARM)	55.02		54.04
Pool Receivables Balance	$951,310,584.09		$922,254,754.34
Remaining Number of Receivables	54,567		53,837

Adjusted Pool Balance	$914,846,278.56		$887,066,513.35

III. COLLECTIONS

Principal:
Principal Collections	$28,038,260.79
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$229,274.19
Total Principal Collections	$28,267,534.98

Interest:
Interest Collections	$2,620,494.95
Late Fees & Other Charges	$42,697.43
Interest on Repurchase Principal
Total Interest Collections	$2,663,192.38

Collection Account Interest	$5,191.76
Reserve Account Interest	$516.49
Servicer Advances	$-

Total Collections	$30,936,435.61

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,936,435.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,936,435.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$792,758.82	$-	$792,758.82	$792,758.82
Collection Account Interest					$5,191.76
Late Fees & Other Charges					$42,697.43
Total due to Servicer					$840,648.01

2. Class A Noteholders Interest:
Class A-1 Notes		$32,752.58		$32,752.58
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$87,465.21		$87,465.21
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$760,768.96		$760,768.96	$760,768.96

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$29,184,609.47

9. Regular Principal Distribution Amount:					$27,779,765.21

		Distributable Amount		Paid Amount
Class A-1 Notes				$27,779,765.21
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$27,779,765.21		$27,779,765.21
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,779,765.21		$27,779,765.21

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					1,404,844.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 36,464,305.53
Beginning Period Amount	$ 36,464,305.53
Current Period Amortization	$ 1,276,064.54
Ending Period Required Amount	$ 35,188,240.99
Ending Period Amount	$ 35,188,240.99
Next Distribution Date Required Amount	$ 33,933,755.82

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.67%	1.73%	1.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.12%	53,364	99.02%	$913,258,709.91
30 - 60 Days	0.67%	361	0.73%	$6,777,320.31
61 - 90 Days	0.16%	86	0.19%	$1,707,655.34
91-120 Days	0.04%	24	0.05%	$464,353.99
121 + Days	0.00%	2	0.01%	$46,714.79
Total		53,837		$922,254,754.34

Delinquent Receivables 30+ Days Past Due
Current Period	0.88%	473	0.98%	$8,996,044.43
1st Preceding Collection Period	0.72%	394	0.82%	$7,792,773.46
2nd Preceding Collection Period	0.60%	331	0.69%	$6,733,767.31
3rd Preceding Collection Period	0.46%	259	0.50%	$5,060,281.11
Four-Month Average	0.67%		0.75%

Repossession in Current Period		18		$435,627.12
Repossession Inventory		41		$246,054.90

Current Charge-Offs
Gross Principal of Charge-Offs				$1,017,568.96
Recoveries				$(229,274.19)
Net Loss				$788,294.77

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.99%

Average Pool Balance for Current Period				$936,782,669.21

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.01%
1st Preceding Collection Period				0.57%
2nd Preceding Collection Period				0.24%
3rd Preceding Collection Period				0.08%
Four-Month Average				0.47%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		66	155	$2,051,959.16
Recoveries		34	82	$(538,784.47)
Net Loss				$1,513,174.69
Cumulative Net Loss as a % of Initial Pool Balance				0.14%

Net Loss for Receivables that have experienced a Net Loss *		56	124	$1,513,222.48
Average Net Loss for Receivables that have experienced a Net Loss				$12,203.41

Principal Balance of Extensions				$3,384,988.10
Number of Extensions				163

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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